Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 230,000,006.25
Previously Paid Amount	0.00
Total Fee Amount	35,213.00
Total Offset Amount	0.00
Net Fee	35,213.00
Narrative - Max Aggregate Offering Price	$ 230,000,006.25
Final Prospectus	true